Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 0.6%
Axon Enterprise, Inc.(1)	4,366	$ 724,450
Curtiss-Wright Corp.	2,405	401,611
HEICO Corp.	2,584	397,006
Hexcel Corp.	5,771	339,623
Woodward, Inc.	3,660	353,593
		$ 2,216,283
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	7,473	$ 684,228
Expeditors International of Washington, Inc.	9,859	1,024,547
GXO Logistics, Inc.(1)	8,382	357,828
		$2,066,603
Airlines — 0.9%
Alaska Air Group, Inc.(1)	8,035	$345,023
American Airlines Group, Inc.(1)	40,674	517,374
Delta Air Lines, Inc.(1)	38,691	1,271,386
Southwest Airlines Co.(1)	35,051	1,180,167
		$3,313,950
Auto Components — 0.9%
Aptiv PLC(1)	15,269	$1,422,002
Autoliv, Inc.	5,354	410,009
BorgWarner, Inc.	14,454	581,774
Gentex Corp.	14,744	402,069
Lear Corp.	3,922	486,406
		$3,302,260
Automobiles — 0.3%
Harley-Davidson, Inc.	9,316	$387,546
Rivian Automotive, Inc., Class A(1)	32,971	607,655
Thor Industries, Inc.	3,262	246,248
		$1,241,449
Banks — 4.8%
Bank OZK	6,536	$261,832
BOK Financial Corp.	1,626	168,763
Cadence Bank	10,275	253,382
Citizens Financial Group, Inc.	26,620	1,048,029
Comerica, Inc.	6,854	458,190
Commerce Bancshares, Inc.	6,568	447,084
Cullen/Frost Bankers, Inc.	3,386	452,708
East West Bancorp, Inc.	7,349	484,299
F.N.B. Corp.	19,707	257,176
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp	37,535	$ 1,231,523
First Citizens Bancshares, Inc., Class A	588	445,916
First Financial Bankshares, Inc.	7,537	259,273
First Horizon Corp.	28,749	704,350
First Interstate BancSystem, Inc., Class A	4,415	170,640
First Republic Bank	9,872	1,203,298
Glacier Bancorp, Inc.	5,699	281,645
Hancock Whitney Corp.	4,885	236,385
Home BancShares, Inc.	9,476	215,958
Huntington Bancshares, Inc.	76,655	1,080,835
KeyCorp	49,470	861,767
M&T Bank Corp.	9,421	1,366,610
Old National Bancorp	15,924	286,314
Pinnacle Financial Partners, Inc.	3,852	282,737
Popular, Inc.	3,608	239,283
Prosperity Bancshares, Inc.	4,636	336,944
Regions Financial Corp.	51,068	1,101,026
ServisFirst Bancshares, Inc.	2,905	200,184
Signature Bank	3,286	378,613
SouthState Corp.	3,912	298,720
SVB Financial Group(1)	3,135	721,489
Synovus Financial Corp.	7,419	278,583
UMB Financial Corp.	2,424	202,452
United Bankshares, Inc.	7,277	294,646
Valley National Bancorp	22,058	249,476
Webster Financial Corp.	9,023	427,149
Western Alliance Bancorp	5,475	326,091
Wintrust Financial Corp.	3,411	288,298
Zions Bancorp NA	8,037	395,099
		$18,196,767
Beverages — 0.0%(2)
Coca-Cola Consolidated, Inc.	254	$130,139
		$130,139
Biotechnology — 3.2%
Alkermes PLC(1)	8,869	$231,747
Alnylam Pharmaceuticals, Inc.(1)	6,998	1,663,075
Apellis Pharmaceuticals, Inc.(1)	5,331	275,666
Biogen, Inc.(1)	7,694	2,130,623
Biohaven, Ltd.(1)	4,834	67,096
BioMarin Pharmaceutical, Inc.(1)	10,518	1,088,508
Exact Sciences Corp.(1)	10,577	523,667
Exelixis, Inc.(1)	17,380	278,775
Halozyme Therapeutics, Inc.(1)	7,893	449,112
Horizon Therapeutics PLC(1)	13,249	1,507,736

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(1)	10,673	$ 857,255
Ionis Pharmaceuticals, Inc.(1)	8,633	326,068
Neurocrine Biosciences, Inc.(1)	5,537	661,339
Sarepta Therapeutics, Inc.(1)	4,724	612,136
Seagen, Inc.(1)	7,986	1,026,281
United Therapeutics Corp.(1)	2,623	729,430
		$ 12,428,514
Building Products — 2.9%
Advanced Drainage Systems, Inc.	4,193	$343,700
Allegion PLC	5,553	584,509
Carlisle Cos., Inc.	3,624	853,996
Carrier Global Corp.	46,267	1,908,514
Fortune Brands Innovations, Inc.	7,491	427,811
Johnson Controls International PLC	36,426	2,331,264
Lennox International, Inc.	2,028	485,158
Masco Corp.	11,922	556,400
MasterBrand, Inc.(1)	7,491	56,557
Owens Corning	7,569	645,636
Simpson Manufacturing Co., Inc.	2,969	263,232
Trane Technologies PLC	12,417	2,087,173
Trex Co., Inc.(1)	5,824	246,530
UFP Industries, Inc.	3,197	253,362
		$11,043,842
Capital Markets — 5.7%
Affiliated Managers Group, Inc.	2,012	$318,761
Ameriprise Financial, Inc.	5,795	1,804,389
Ares Management Corp., Class A	7,166	490,441
Bank of New York Mellon Corp. (The)	43,211	1,966,965
Carlyle Group, Inc. (The)	10,780	321,675
Cboe Global Markets, Inc.	5,740	720,198
Coinbase Global, Inc., Class A(1)	8,845	313,025
Evercore, Inc., Class A	1,948	212,488
FactSet Research Systems, Inc.	2,452	983,767
Franklin Resources, Inc.	15,421	406,806
Houlihan Lokey, Inc.	2,820	245,791
Interactive Brokers Group, Inc., Class A	5,176	374,484
Invesco, Ltd.	24,139	434,261
Jefferies Financial Group, Inc.	10,448	358,157
KKR & Co., Inc.	30,837	1,431,454
LPL Financial Holdings, Inc.	4,359	942,285
MarketAxess Holdings, Inc.	2,616	729,576
Morningstar, Inc.	1,911	413,904
MSCI, Inc.	4,254	1,978,833
Nasdaq, Inc.	18,612	1,141,846
Security	Shares	Value
Capital Markets (continued)
Northern Trust Corp.	11,071	$ 979,673
Raymond James Financial, Inc.	10,640	1,136,884
SEI Investments Co.	5,980	348,634
State Street Corp.	19,771	1,533,636
Stifel Financial Corp.	5,611	327,514
T. Rowe Price Group, Inc.	11,708	1,276,874
Tradeweb Markets, Inc., Class A	5,743	372,893
Virtu Financial, Inc., Class A	5,167	105,458
		$21,670,672
Chemicals — 2.2%
Ashland, Inc.	3,334	$358,505
Avient Corp.	5,200	175,552
Axalta Coating Systems, Ltd.(1)	13,887	353,702
Cabot Corp.	3,842	256,799
Celanese Corp.	7,090	724,882
Eastman Chemical Co.	7,925	645,412
Element Solutions, Inc.	14,382	261,609
FMC Corp.	8,005	999,024
Huntsman Corp.	11,838	325,308
International Flavors & Fragrances, Inc.	14,923	1,564,527
Livent Corp.(1)(3)	10,714	212,887
Mosaic Co. (The)	22,178	972,949
PPG Industries, Inc.	13,255	1,666,684
		$8,517,840
Commercial Services & Supplies — 1.0%
Clean Harbors, Inc.(1)	4,643	$529,859
Copart, Inc.(1)	24,858	1,513,604
IAA, Inc.(1)	7,118	284,720
MSA Safety, Inc.	2,436	351,247
Stericycle, Inc.(1)	8,186	408,399
Tetra Tech, Inc.	4,400	638,836
		$3,726,665
Communications Equipment — 1.5%
Arista Networks, Inc.(1)	13,030	$1,581,191
Ciena Corp.(1)	8,680	442,506
F5, Inc.(1)	3,647	523,381
Juniper Networks, Inc.	19,498	623,156
Lumentum Holdings, Inc.(1)	3,840	200,333
Motorola Solutions, Inc.	8,887	2,290,269
		$5,660,836
Construction & Engineering — 1.1%
AECOM	10,004	$849,640

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction & Engineering (continued)
EMCOR Group, Inc.	4,138	$ 612,879
MasTec, Inc.(1)	5,432	463,513
Quanta Services, Inc.	8,547	1,217,948
Valmont Industries, Inc.	1,414	467,567
WillScot Mobile Mini Holdings Corp.(1)	15,785	713,008
		$ 4,324,555
Construction Materials — 0.4%
Vulcan Materials Co.	7,829	$ 1,370,936
		$1,370,936
Consumer Finance — 0.9%
Ally Financial, Inc.	15,746	$384,990
Credit Acceptance Corp.(1)(3)	296	140,422
Discover Financial Services	14,703	1,438,394
OneMain Holdings, Inc.	6,476	215,716
SLM Corp.	12,832	213,011
SoFi Technologies, Inc.(1)	39,480	182,003
Synchrony Financial	23,811	782,429
Upstart Holdings, Inc.(1)(3)	4,494	59,411
		$3,416,376
Containers & Packaging — 1.6%
AptarGroup, Inc.	4,129	$454,107
Avery Dennison Corp.	5,165	934,865
Ball Corp.	19,846	1,014,924
Berry Global Group, Inc.	8,276	500,119
Crown Holdings, Inc.	7,700	633,017
Graphic Packaging Holding Co.	19,966	444,243
Packaging Corp. of America	5,772	738,297
Silgan Holdings, Inc.	5,271	273,249
Sonoco Products Co.	6,004	364,503
WestRock Co.	16,831	591,778
		$5,949,102
Distributors — 0.7%
Genuine Parts Co.	7,526	$1,305,836
LKQ Corp.	14,475	773,110
Pool Corp.	2,015	609,195
		$2,688,141
Diversified Consumer Services — 0.4%
ADT, Inc.	10,052	$91,172
Bright Horizons Family Solutions, Inc.(1)	4,159	262,433
H&R Block, Inc.	11,253	410,847
Security	Shares	Value
Diversified Consumer Services (continued)
Service Corp. International	10,831	$ 748,855
		$ 1,513,307
Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	19,662	$ 564,299
Voya Financial, Inc.	5,522	339,548
		$ 903,847
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc.(1)	7,338	$ 377,173
Lumen Technologies, Inc.	60,536	315,998
		$693,171
Electric Utilities — 1.5%
Alliant Energy Corp.	17,071	$942,490
Avangrid, Inc.	6,197	266,347
Constellation Energy Corp.	18,182	1,567,470
Eversource Energy	19,848	1,664,056
Hawaiian Electric Industries, Inc.	10,388	434,738
NRG Energy, Inc.	17,539	558,091
Portland General Electric Co.	7,887	386,463
		$5,819,655
Electrical Equipment — 1.9%
Acuity Brands, Inc.	2,176	$360,367
AMETEK, Inc.	12,698	1,774,165
Atkore, Inc.(1)	2,624	297,614
ChargePoint Holdings, Inc.(1)(3)	14,610	139,233
Generac Holdings, Inc.(1)	4,201	422,873
Hubbell, Inc.	3,558	834,992
nVent Electric PLC	10,685	411,052
Plug Power, Inc.(1)(3)	26,770	331,145
Regal Rexnord Corp.	4,381	525,632
Rockwell Automation, Inc.	6,441	1,659,008
Sensata Technologies Holding PLC	10,261	414,339
Sunrun, Inc.(1)	10,713	257,326
		$7,427,746
Electronic Equipment, Instruments & Components — 2.8%
Arrow Electronics, Inc.(1)	3,166	$331,069
Avnet, Inc.	4,977	206,944
CDW Corp.	7,884	1,407,925
Cognex Corp.	10,940	515,383
Coherent Corp.(1)	9,434	331,133
Corning, Inc.	44,651	1,426,153
IPG Photonics Corp.(1)	1,997	189,056

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc.	7,876	$ 537,143
Keysight Technologies, Inc.(1)	10,060	1,720,964
Littelfuse, Inc.	1,517	334,043
National Instruments Corp.	8,337	307,635
Novanta, Inc.(1)	2,256	306,523
Rogers Corp.(1)	1,084	129,365
TD SYNNEX Corp.	2,318	219,538
Teledyne Technologies, Inc.(1)	2,879	1,151,341
Trimble, Inc.(1)	16,182	818,162
Zebra Technologies Corp., Class A(1)	3,137	804,358
		$10,736,735
Energy Equipment & Services — 0.4%
Baker Hughes Co.	56,962	$1,682,088
		$1,682,088
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(1)(3)	33,969	$138,254
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,656	88,480
Live Nation Entertainment, Inc.(1)	10,543	735,269
Playtika Holding Corp.(1)	5,450	46,380
ROBLOX Corp., Class A(1)	25,238	718,273
Roku, Inc.(1)	7,777	316,524
Take-Two Interactive Software, Inc.(1)	9,253	963,515
Warner Music Group Corp., Class A	8,815	308,701
		$3,315,396
Food & Staples Retailing — 1.0%
Albertsons Cos., Inc., Class A	11,149	$231,230
BJ's Wholesale Club Holdings, Inc.(1)	7,032	465,237
Casey's General Stores, Inc.	2,129	477,641
Kroger Co. (The)	39,010	1,739,066
Performance Food Group Co.(1)	8,669	506,183
US Foods Holding Corp.(1)	12,434	423,005
		$3,842,362
Food Products — 2.3%
Bunge, Ltd.	8,633	$861,314
Campbell Soup Co.	11,798	669,537
Conagra Brands, Inc.	28,091	1,087,122
Darling Ingredients, Inc.(1)	9,175	574,263
Flowers Foods, Inc.	11,276	324,072
Hormel Foods Corp.	17,287	787,423
Ingredion, Inc.	3,889	380,850
JM Smucker Co. (The)	6,051	958,841
Kellogg Co.	14,703	1,047,442
Security	Shares	Value
Food Products (continued)
Lamb Weston Holdings, Inc.	8,101	$ 723,905
McCormick & Co., Inc.	15,439	1,279,739
Post Holdings, Inc.(1)	2,957	266,899
		$ 8,961,407
Gas Utilities — 0.2%
New Jersey Resources Corp.	8,546	$ 424,052
ONE Gas, Inc.	4,679	354,294
		$ 778,346
Health Care Equipment & Supplies — 4.9%
Align Technology, Inc.(1)	4,318	$910,666
Baxter International, Inc.	28,620	1,458,761
Cooper Cos., Inc. (The)	2,906	960,927
DENTSPLY SIRONA, Inc.	11,961	380,838
DexCom, Inc.(1)	20,335	2,302,735
Envista Holdings Corp.(1)	9,825	330,808
Globus Medical, Inc., Class A(1)	4,508	334,809
Hologic, Inc.(1)	14,054	1,051,380
ICU Medical, Inc.(1)	1,078	169,764
IDEXX Laboratories, Inc.(1)	4,541	1,852,546
Inspire Medical Systems, Inc.(1)	1,662	418,625
Insulet Corp.(1)	4,094	1,205,233
Integra LifeSciences Holdings Corp.(1)	4,604	258,146
iRhythm Technologies, Inc.(1)	1,572	147,249
Masimo Corp.(1)	2,745	406,123
Novocure, Ltd.(1)	6,175	452,936
Omnicell, Inc.(1)	2,658	134,016
Penumbra, Inc.(1)	2,223	494,529
ResMed, Inc.	8,176	1,701,671
Shockwave Medical, Inc.(1)	2,089	429,519
STERIS PLC	5,918	1,092,996
Tandem Diabetes Care, Inc.(1)	3,418	153,639
Teleflex, Inc.	2,785	695,220
Zimmer Biomet Holdings, Inc.	12,308	1,569,270
		$18,912,406
Health Care Providers & Services — 1.9%
agilon health, Inc.(1)	12,273	$198,086
AMN Healthcare Services, Inc.(1)	3,132	322,032
Chemed Corp.	824	420,594
DaVita, Inc.(1)	3,380	252,385
Encompass Health Corp.	5,473	327,340
Enhabit, Inc.(1)	2,736	36,006
Ensign Group, Inc. (The)	3,223	304,928
Guardant Health, Inc.(1)	5,436	147,859

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
HealthEquity, Inc.(1)	4,682	$ 288,599
Henry Schein, Inc.(1)	7,662	611,964
Laboratory Corp. of America Holdings	5,126	1,207,071
LHC Group, Inc.(1)	1,808	292,336
Molina Healthcare, Inc.(1)	3,365	1,111,190
Option Care Health, Inc.(1)	8,792	264,551
Premier, Inc., Class A	6,389	223,487
Quest Diagnostics, Inc.	6,537	1,022,648
R1 RCM, Inc.(1)	12,844	140,642
		$7,171,718
Health Care Technology — 0.5%
Doximity, Inc., Class A(1)	6,379	$214,079
Teladoc Health, Inc.(1)(3)	9,336	220,796
Veeva Systems, Inc., Class A(1)	8,102	1,307,501
		$1,742,376
Hotels, Restaurants & Leisure — 2.7%
Aramark	14,939	$617,578
Chipotle Mexican Grill, Inc.(1)	1,458	2,022,960
Choice Hotels International, Inc.	2,318	261,099
Darden Restaurants, Inc.	7,294	1,008,979
Domino's Pizza, Inc.	2,040	706,656
Expedia Group, Inc.(1)	8,877	777,625
Hilton Grand Vacations, Inc.(1)	6,401	246,695
Hyatt Hotels Corp., Class A(1)	3,195	288,988
Marriott Vacations Worldwide Corp.	2,430	327,054
Planet Fitness, Inc., Class A(1)	6,066	478,001
Texas Roadhouse, Inc.	3,848	349,976
Travel + Leisure Co.	5,330	194,012
Vail Resorts, Inc.	2,944	701,702
Wyndham Hotels & Resorts, Inc.	6,403	456,598
Yum! Brands, Inc.	15,500	1,985,240
		$10,423,163
Household Durables — 1.8%
D.R. Horton, Inc.	17,851	$1,591,238
Helen of Troy, Ltd.(1)	1,157	128,323
Leggett & Platt, Inc.	6,998	225,546
Lennar Corp., Class A	15,718	1,422,479
Mohawk Industries, Inc.(1)	3,008	307,478
Newell Brands, Inc.	21,018	274,915
NVR, Inc.(1)	202	931,741
PulteGroup, Inc.	17,716	806,610
Tempur Sealy International, Inc.	9,533	327,268
TopBuild Corp.(1)	2,958	462,897
Security	Shares	Value
Household Durables (continued)
Whirlpool Corp.	2,888	$ 408,536
		$ 6,887,031
Household Products — 0.5%
Church & Dwight Co., Inc.	13,247	$ 1,067,841
Clorox Co. (The)	6,702	940,491
		$ 2,008,332
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)	41,027	$ 1,179,937
Brookfield Renewable Corp., Class A	15,628	430,395
Clearway Energy, Inc., Class C	7,227	230,324
Ormat Technologies, Inc.(3)	4,399	380,426
		$2,221,082
Insurance — 5.2%
Aflac, Inc.	30,317	$2,181,005
Allstate Corp. (The)	14,158	1,919,825
American Financial Group, Inc.	3,533	485,010
Arch Capital Group, Ltd.(1)	19,663	1,234,443
Assurant, Inc.	2,902	362,924
Axis Capital Holdings, Ltd.	4,475	242,411
Brown & Brown, Inc.	15,765	898,132
Cincinnati Financial Corp.	8,342	854,137
Enstar Group, Ltd.(1)	741	171,201
Erie Indemnity Co., Class A	1,369	340,498
Everest Re Group, Ltd.	2,128	704,943
F&G Annuities & Life, Inc.(1)	951	19,029
Fidelity National Financial, Inc.	13,986	526,153
First American Financial Corp.	7,220	377,895
Globe Life, Inc.	5,012	604,197
Hanover Insurance Group, Inc. (The)	1,789	241,748
Hartford Financial Services Group, Inc. (The)	16,946	1,285,015
Kinsale Capital Group, Inc.	1,176	307,547
Lincoln National Corp.	8,042	247,050
Markel Corp.(1)	708	932,783
Old Republic International Corp.	15,579	376,233
Primerica, Inc.	2,052	291,015
Principal Financial Group, Inc.	13,010	1,091,799
Reinsurance Group of America, Inc.	3,683	523,317
RenaissanceRe Holdings, Ltd.	2,297	423,176
RLI Corp.	2,157	283,149
Ryan Specialty Holdings, Inc.(1)	4,152	172,350
Selective Insurance Group, Inc.	3,276	290,286
Unum Group	10,535	432,251
W.R. Berkley Corp.	11,363	824,613

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Willis Towers Watson PLC	5,672	$ 1,387,258
		$ 20,031,393
Interactive Media & Services — 0.7%
IAC, Inc.(1)	5,131	$ 227,816
Match Group, Inc.(1)	17,153	711,678
Pinterest, Inc., Class A(1)	34,906	847,518
Snap, Inc., Class A(1)	58,644	524,864
ZoomInfo Technologies, Inc., Class A(1)	17,961	540,806
		$2,852,682
Internet & Direct Marketing Retail — 0.6%
Chewy, Inc., Class A(1)(3)	5,235	$194,114
eBay, Inc.	29,502	1,223,448
Etsy, Inc.(1)	6,758	809,473
Wayfair, Inc., Class A(1)	3,631	119,424
		$2,346,459
IT Services — 3.6%
Affirm Holdings, Inc.(1)(3)	11,333	$109,590
Akamai Technologies, Inc.(1)	9,341	787,446
Amdocs, Ltd.	7,252	659,207
Broadridge Financial Solutions, Inc.	7,140	957,688
Cloudflare, Inc., Class A(1)	16,724	756,092
Cognizant Technology Solutions Corp., Class A	29,156	1,667,432
Concentrix Corp.	2,636	351,010
DXC Technology Co.(1)	13,204	349,906
EPAM Systems, Inc.(1)	3,421	1,121,199
Euronet Worldwide, Inc.(1)	3,005	283,612
ExlService Holdings, Inc.(1)	1,876	317,851
Gartner, Inc.(1)	4,187	1,407,418
Genpact, Ltd.	9,838	455,696
Jack Henry & Associates, Inc.	4,295	754,030
Marqeta, Inc., Class A(1)	22,129	135,208
Okta, Inc.(1)	8,653	591,260
SS&C Technologies Holdings, Inc.	13,604	708,224
Thoughtworks Holding, Inc.(1)(3)	5,175	52,733
Toast, Inc., Class A(1)(3)	17,643	318,103
Twilio, Inc., Class A(1)	10,425	510,408
VeriSign, Inc.(1)	5,662	1,163,201
WEX, Inc.(1)	2,473	404,707
		$13,862,021
Leisure Products — 0.3%
Brunswick Corp.	4,669	$336,542
Hasbro, Inc.	7,050	430,120
Security	Shares	Value
Leisure Products (continued)
Mattel, Inc.(1)	20,173	$ 359,886
		$ 1,126,548
Life Sciences Tools & Services — 3.6%
10X Genomics, Inc., Class A(1)	5,473	$ 199,436
Agilent Technologies, Inc.	15,731	2,354,144
Avantor, Inc.(1)	38,431	810,510
Azenta, Inc.	4,196	244,291
Bio-Rad Laboratories, Inc., Class A(1)	1,298	545,796
Bio-Techne Corp.	9,256	767,137
Bruker Corp.	5,544	378,932
Charles River Laboratories International, Inc.(1)	2,963	645,638
Illumina, Inc.(1)	8,711	1,761,364
Medpace Holdings, Inc.(1)	1,478	313,942
Mettler-Toledo International, Inc.(1)	1,232	1,780,795
PerkinElmer, Inc.	7,527	1,055,436
Repligen Corp.(1)(3)	3,088	522,829
Syneos Health, Inc.(1)	5,754	211,057
Waters Corp.(1)	3,525	1,207,595
West Pharmaceutical Services, Inc.	4,343	1,022,125
		$13,821,027
Machinery — 6.3%
AGCO Corp.	4,151	$575,702
Chart Industries, Inc.(1)(3)	2,243	258,461
CNH Industrial NV	61,367	985,554
Cummins, Inc.	7,754	1,878,717
Donaldson Co., Inc.	7,648	450,238
Dover Corp.	8,649	1,171,161
Evoqua Water Technologies Corp.(1)	8,055	318,978
Flowserve Corp.	8,787	269,585
Fortive Corp.	20,524	1,318,667
Graco, Inc.	10,557	710,064
IDEX Corp.	4,830	1,102,834
Ingersoll Rand, Inc.	24,621	1,286,447
ITT, Inc.	5,210	422,531
Lincoln Electric Holdings, Inc.	3,573	516,263
Middleby Corp. (The)(1)	3,469	464,499
Nordson Corp.	3,443	818,470
Oshkosh Corp.	4,109	362,373
Otis Worldwide Corp.	23,124	1,810,840
PACCAR, Inc.	18,665	1,847,275
Parker-Hannifin Corp.	7,039	2,048,349
Pentair PLC	10,784	485,064
Snap-on, Inc.	3,479	794,917
Stanley Black & Decker, Inc.	10,114	759,764

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Timken Co. (The)	4,180	$ 295,400
Toro Co. (The)	6,574	744,177
Watts Water Technologies, Inc., Class A	1,782	260,582
Westinghouse Air Brake Technologies Corp.	10,974	1,095,315
Xylem, Inc.	10,941	1,209,746
		$ 24,261,973
Media — 1.5%
Altice USA, Inc., Class A(1)	11,010	$ 50,646
Cable One, Inc.	288	205,016
Interpublic Group of Cos., Inc. (The)	26,977	898,604
Liberty Broadband Corp., Class C(1)	7,984	608,940
New York Times Co. (The), Class A	12,193	395,785
Omnicom Group, Inc.	13,016	1,061,715
Paramount Global, Class B	42,494	717,299
Sirius XM Holdings, Inc.	45,740	267,121
TEGNA, Inc.	15,839	335,628
Trade Desk, Inc. (The), Class A(1)	26,402	1,183,602
		$5,724,356
Metals & Mining — 1.1%
Commercial Metals Co.	11,516	$556,223
Nucor Corp.	13,926	1,835,586
Reliance Steel & Aluminum Co.	4,142	838,507
Steel Dynamics, Inc.	10,616	1,037,183
		$4,267,499
Multiline Retail — 0.6%
Dillard's, Inc., Class A(3)	207	$66,902
Dollar Tree, Inc.(1)	11,895	1,682,429
Kohl's Corp.	6,798	171,649
Macy's, Inc.	15,009	309,936
Nordstrom, Inc.(3)	5,840	94,258
		$2,325,174
Multi-Utilities — 1.1%
Ameren Corp.	15,386	$1,368,123
CMS Energy Corp.	18,442	1,167,932
Consolidated Edison, Inc.	19,447	1,853,494
		$4,389,549
Oil, Gas & Consumable Fuels — 0.1%
Enviva, Inc.(3)	1,971	$104,404
New Fortress Energy, Inc.(3)	9,555	405,323
		$509,727
Security	Shares	Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,842	$ 227,446
		$ 227,446
Personal Products — 0.1%
Coty, Inc., Class A(1)	16,940	$ 145,006
Olaplex Holdings, Inc.(1)	6,379	33,235
		$ 178,241
Pharmaceuticals — 0.8%
Catalent, Inc.(1)	10,217	$ 459,867
Elanco Animal Health, Inc.(1)	28,390	346,926
Jazz Pharmaceuticals PLC(1)	3,603	573,994
Organon & Co.	15,001	418,978
Perrigo Co. PLC	8,111	276,504
Royalty Pharma PLC, Class A	22,018	870,151
		$2,946,420
Professional Services — 2.4%
Alight, Inc., Class A(1)	12,546	$104,885
ASGN, Inc.(1)	3,592	292,676
Booz Allen Hamilton Holding Corp.	8,948	935,245
CoStar Group, Inc.(1)	22,415	1,732,231
Dun & Bradstreet Holdings, Inc.	11,958	146,605
Equifax, Inc.	7,128	1,385,398
Exponent, Inc.	3,454	342,257
FTI Consulting, Inc.(1)	2,534	402,399
ManpowerGroup, Inc.	3,790	315,366
Robert Half International, Inc.	7,534	556,235
Science Applications International Corp.	3,252	360,745
TransUnion	13,747	780,142
TriNet Group, Inc.(1)	2,630	178,314
Verisk Analytics, Inc.	8,833	1,558,318
		$9,090,816
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(1)	18,285	$1,407,213
Howard Hughes Corp. (The)(1)	3,392	259,217
Jones Lang LaSalle, Inc.(1)	3,957	630,627
Zillow Group, Inc., Class C(1)(3)	10,252	330,217
		$2,627,274
Road & Rail — 1.2%
Avis Budget Group, Inc.(1)	1,899	$311,303
J.B. Hunt Transport Services, Inc.	5,148	897,605
Knight-Swift Transportation Holdings, Inc.	9,910	519,383
Landstar System, Inc.	2,187	356,262

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Road & Rail (continued)
Old Dominion Freight Line, Inc.	5,454	$ 1,547,736
RXO, Inc.(1)	6,416	110,355
Ryder System, Inc.	3,371	281,715
Saia, Inc.(1)	1,675	351,214
Schneider National, Inc., Class B	3,144	73,570
XPO, Inc.(1)	7,763	258,430
		$ 4,707,573
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(1)	4,112	$123,442
Amkor Technology, Inc.	6,095	146,158
Cirrus Logic, Inc.(1)	3,258	242,656
Enphase Energy, Inc.(1)	6,850	1,814,976
Entegris, Inc.	9,065	594,573
First Solar, Inc.(1)	5,175	775,163
GlobalFoundries, Inc.(1)	4,468	240,781
Lattice Semiconductor Corp.(1)	8,248	535,130
MKS Instruments, Inc.	4,072	345,021
Monolithic Power Systems, Inc.	2,664	942,017
ON Semiconductor Corp.(1)	24,345	1,518,398
Power Integrations, Inc.	3,455	247,793
Qorvo, Inc.(1)	6,298	570,851
Semtech Corp.(1)	3,709	106,411
Silicon Laboratories, Inc.(1)	1,851	251,125
Skyworks Solutions, Inc.	9,477	863,639
SolarEdge Technologies, Inc.(1)	2,848	806,753
Synaptics, Inc.(1)	2,286	217,536
Teradyne, Inc.	9,418	822,662
Universal Display Corp.	2,571	277,771
Wolfspeed, Inc.(1)(3)	7,554	521,528
		$11,964,384
Software — 4.8%
Altair Engineering, Inc., Class A(1)	3,186	$144,867
ANSYS, Inc.(1)	5,315	1,284,051
AppLovin Corp., Class A(1)(3)	6,479	68,224
Aspen Technology, Inc.(1)	1,693	347,742
Bill.com Holdings, Inc.(1)	5,911	644,063
Black Knight, Inc.(1)	8,975	554,206
Blackline, Inc.(1)	3,081	207,259
Clear Secure, Inc., Class A	3,282	90,025
Coupa Software, Inc.(1)	4,362	345,340
CrowdStrike Holdings, Inc., Class A(1)	12,580	1,324,548
Datadog, Inc., Class A(1)	15,394	1,131,459
DocuSign, Inc.(1)	12,255	679,172
Dolby Laboratories, Inc., Class A	3,612	254,790
Security	Shares	Value
Software (continued)
Dropbox, Inc., Class A(1)	16,754	$ 374,955
Dynatrace, Inc.(1)	11,311	433,211
Elastic NV(1)	4,871	250,856
Fair Isaac Corp.(1)	1,628	974,488
Five9, Inc.(1)	3,970	269,404
Gen Digital, Inc.	35,229	754,957
Guidewire Software, Inc.(1)	5,110	319,682
HubSpot, Inc.(1)	2,743	793,084
Informatica, Inc., Class A(1)	2,065	33,639
Manhattan Associates, Inc.(1)	3,879	470,911
NCR Corp.(1)	7,550	176,746
Paycom Software, Inc.(1)	3,010	934,033
Paycor HCM, Inc.(1)	2,753	67,366
Paylocity Holding Corp.(1)	2,529	491,284
PTC, Inc.(1)	6,468	776,419
Qualtrics International, Inc., Class A(1)	6,024	62,529
Qualys, Inc.(1)	2,032	228,051
Rapid7, Inc.(1)	3,244	110,231
RingCentral, Inc., Class A(1)	5,129	181,567
SentinelOne, Inc., Class A(1)	11,529	168,208
Smartsheet, Inc., Class A(1)	7,070	278,275
Splunk, Inc.(1)	8,799	757,506
Tenable Holdings, Inc.(1)	6,320	241,108
Tyler Technologies, Inc.(1)	2,470	796,353
Zoom Video Communications, Inc., Class A(1)	12,045	815,928
Zscaler, Inc.(1)	5,098	570,466
		$18,407,003
Specialty Retail — 2.9%
Advance Auto Parts, Inc.	3,105	$456,528
AutoNation, Inc.(1)	1,935	207,626
Bath & Body Works, Inc.	12,328	519,502
Best Buy Co., Inc.	10,739	861,375
Burlington Stores, Inc.(1)	3,457	700,941
CarMax, Inc.(1)(3)	8,341	507,883
Carvana Co.(1)(3)	5,113	24,236
Dick's Sporting Goods, Inc.	3,011	362,193
Five Below, Inc.(1)	2,865	506,733
Floor & Decor Holdings, Inc., Class A(1)(3)	5,546	386,168
GameStop Corp., Class A(1)(3)	15,037	277,583
Gap, Inc. (The)(3)	12,724	143,527
Lithia Motors, Inc., Class A	1,489	304,858
Penske Automotive Group, Inc.	1,372	157,684
Petco Health & Wellness Co., Inc.(1)	7,738	73,356
RH(1)(3)	1,049	280,282
Ross Stores, Inc.	18,383	2,133,715
Tractor Supply Co.	5,993	1,348,245

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.(1)	2,750	$ 1,289,942
Williams-Sonoma, Inc.	3,751	431,065
		$ 10,973,442
Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies, Inc., Class C	14,751	$ 593,285
Hewlett Packard Enterprise Co.	76,573	1,222,105
NetApp, Inc.	12,787	767,987
Pure Storage, Inc., Class A(1)	16,969	454,091
Seagate Technology Holdings PLC	12,698	668,042
Western Digital Corp.(1)	18,466	582,602
		$4,288,112
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings, Ltd.(1)	6,594	$377,968
Columbia Sportswear Co.	1,821	159,483
Deckers Outdoor Corp.(1)	1,445	576,786
Hanesbrands, Inc.(3)	21,960	139,666
Levi Strauss & Co., Class A(3)	5,905	91,646
PVH Corp.	3,311	233,723
Ralph Lauren Corp.	2,229	235,538
Skechers USA, Inc., Class A(1)	6,815	285,889
Tapestry, Inc.	13,196	502,504
Under Armour, Inc., Class A(1)	8,549	86,858
VF Corp.	20,718	572,024
		$3,262,085
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	5,509	$214,190
MGIC Investment Corp.	15,523	201,799
New York Community Bancorp, Inc.	24,942	214,501
Rocket Cos, Inc., Class A	5,779	40,453
TFS Financial Corp.	2,718	39,166
		$710,109
Trading Companies & Distributors — 1.6%
Air Lease Corp.	6,547	$251,536
Beacon Roofing Supply, Inc.(1)	2,779	146,703
Core & Main, Inc., Class A(1)	5,671	109,507
Fastenal Co.	31,140	1,473,545
MSC Industrial Direct Co., Inc., Class A	3,124	255,231
SiteOne Landscape Supply, Inc.(1)	2,376	278,752
United Rentals, Inc.(1)	4,074	1,447,981
Univar Solutions, Inc.(1)	11,080	352,344
W.W. Grainger, Inc.	2,458	1,367,263
Security	Shares	Value
Trading Companies & Distributors (continued)
WESCO International, Inc.(1)	2,482	$ 310,746
		$ 5,993,608
Water Utilities — 0.6%
American Water Works Co., Inc.	10,449	$ 1,592,637
Essential Utilities, Inc.	18,485	882,289
		$ 2,474,926
Total Common Stocks (identified cost $374,525,949)		$379,674,945

Rights — 0.0%(2)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(2)
Abiomed, Inc., CVR(1)(4)(5)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

Short-Term Investments — 0.8%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(6)	1,463,011	$ 1,463,011
Total Affiliated Fund (identified cost $1,463,011)		$ 1,463,011
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(7)	1,507,717	$ 1,507,717
Total Securities Lending Collateral (identified cost $1,507,717)		$ 1,507,717
Total Short-Term Investments (identified cost $2,970,728)		$ 2,970,728
Total Investments — 99.9% (identified cost $377,499,329)		$382,648,325
Other Assets, Less Liabilities — 0.1%		$ 232,355
Net Assets — 100.0%		$382,880,680

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $6,241,784 and the total market value of the collateral received by the Fund was $6,394,814, comprised of cash of $1,507,717 and U.S. government and/or agencies securities of $4,887,097.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of December 31, 2022.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at December 31, 2022.
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$2,652

Abbreviations:
CVR	– Contingent Value Rights
Affiliated Funds
At December 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,463,011, which represents 0.4% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,165,477	$27,431,428	$(27,133,894)	$ —	$ —	$1,463,011	$9,061	1,463,011

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$379,674,945(2)	$ —	$ —	$379,674,945
Rights	—	—	2,652	2,652
Short-Term Investments:
Affiliated Fund	1,463,011	—	—	1,463,011
Securities Lending Collateral	1,507,717	—	—	1,507,717
Total Investments	$382,645,673	$ —	$2,652	$382,648,325

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.